Subsequent Events	3 Months Ended
Jun. 30, 2014
Notes
Subsequent Events

NOTE 9 - SUBSEQUENT EVENT

(For The Year Ended March 31, 2014)

From April 2014 to June 2014, the Company converted a total of $1,015,459 of notes payable from certain Note Holders into common stock of the Company.  The Company issued 3,905,612 shares of our common stock to satisfy the principal balances of the notes payable.

As of June 21, 2014, the Company sold 4,520,000 units through a private placement.   Each unit consists of one share of common stock, one A warrant, expiring in three years, with an exercise price of $1.00 and one B warrant, expiring in five years, with an exercise price of $2.00. The price was $0.50 per unit.

On March 13, 2014 the Company entered into a definitive agreement (the “Agreement”) with Mr. Craig Ellins for the acquisition of assets.  In accordance with the Agreement, Mr. Ellins was issued an additional four million shares upon the completion of a minimum of $1,000,000 in proceeds to the Company from fund raising on May 1, 2014.  The shares were issued pursuant to the exemption from registration set forth in Section 4(2) of the Securities Act of 1933.

Subsequent to the fiscal year ended March 31, 2014, the Company issued 8,950,000 shares of common stock pursuant to the employment contracts of our three executive officers.  Fifty thousand of the shares were paid directly to one of the officers.  The remaining shares will be held by the Company until such time as certain milestones are reached and vesting periods have run.  The issuance was exempt from the registration requirements of Section 5 of the Securities Act of 1933 pursuant to Section 4(2) of the Act because there was no public offering in connection with the issuance of the shares.

NOTE 6 - SUBSEQUENT EVENTS

(For the Three Months Ended June 30, 2014)

On July 15, 2014 the Company converted a total of $307,356 of notes payable from certain Note Holders into common stock of the Company.  The Company issued 1,202,500 shares of our common stock to satisfy the principal and interest balances of the notes payable.